Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Schedule of Movements in Noncontrolling Interest	The following tables show the movements in total noncontrolling interest during the years ended December 31, 2022 and 2021:

Year ended December 31, 2022 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	68	88
Distributions to noncontrolling interest	(2)	(8)	(10)
Net income attributable to noncontrolling interest	2	6	8
Noncontrolling interest - ending	20	66	86

Year ended December 31, 2021 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	22	72	94
Distributions to noncontrolling interest	(4)	(10)	(14)
Net income attributable to noncontrolling interest	2	6	8
Noncontrolling interest - ending	20	68	88
The following tables show the movements in B2M LP noncontrolling interest during the years ended December 31, 2022 and 2021:

Year ended December 31, 2022 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	46	66
Distributions to noncontrolling interest	(2)	(5)	(7)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	20	45	65

Year ended December 31, 2021 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	22	49	71
Distributions to noncontrolling interest	(4)	(7)	(11)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	20	46	66
The following table shows the movements in NRLP noncontrolling interest during the years ended December 31, 2022 and 2021:

Year ended December 31 (millions of dollars)	2022	2021
Noncontrolling interest - beginning	22	23
Distributions to noncontrolling interest	(3)	(3)
Net income attributable to noncontrolling interest	2	2
Noncontrolling interest - ending	21	22